Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes Tables [Abstract]
Income taxes
17.	Income taxes

(a)	Provision for income taxes
The major components of provision for income taxes are as follows:

	2021	2020
Current tax expense	133	—
Deferred tax recovery	(365)	—
Income tax recovery	(232)	—

The reconciliation of the provision for income taxes to the amount of income taxes calculated using statutory income tax rates applicable to the Company in Canada is as follows:

	2021	2020
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2020 – 27%)	(9,029)	(3,630)
Change in unrecognized deductible temporary differences and unused tax losses	6,538	3,093
Permanent differences and other	2,259	537

Income tax recover y	(232)	—

(b)	Deferred tax assets
As at December 31, the Company’s deferred tax assets are as follows:

	2021	2020
Non-capital losses	11,856	222
Property and equipment	93	—
Intangible assets	2	—
	11,951	222

(c)	Deferred tax liabilities
As at December 31, the Company’s deferred tax liabilities are as follows:

	2021	2020
Intangible assets	9,792	—
Digital assets and derivatives	3,660	—
Equity investments	287	—
Deferred cos t	380	222

	14,119	222

(d)	Deductible temporary differences and unused tax losses

Deferred tax assets have not been recognized because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.
As at December 31, the Company has deductible temporary differences for which no deferred tax assets are recognized as follows:

	2021	2020
Unused tax losses	196,146	131,447
Property and equipment	4,012	2,946
Right-of-use assets, net lease liability	578	438
Intangible assets	18,071	10,346
Debentures	394	433
Convertible debentures	1,679	1,679
Financing costs	5,021	1,496
Research and development expenditures	2,555	1,437
Investment in subsidiaries	3,395	—
Other	—	2,245

	231,851	152,467

As at December 31, the Company’s non-capital losses expire as follows:

	2021	2020
Expires 2024	549	610
Expires 2025	777	936
Expires 2026	1,822	2,112
Expires 2027	6,8 8 5	4,863
Expires 2028	5,486	2,064
Expires 2029	6,913	4,237
Expires 2030	5,616	3,698
Expires 2031	4,139	1,470
Expires 2032	9,031	3,772
Expires 2033	10,053	6,065
Expires 2034	14,810	7,416
Expires 2035	23,420	9,680
Expires 2036	28,317	18,713
Expires 2037	29,488	20,450
Expires 2038	29,512	20,214
Expires 2039	26,524	24,977
Expires 2040	15,153	169
Expires 2041	23,113	—

	241,608	131,446